Equity - Schedule of Stock Options (Details)	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Schedule Of Stock Options Abstract
Number of Options, Outstanding, Balance | shares	10,046
Weighted Average Exercise Price, Outstanding, Balance | $ / shares	$ 968.8
Average Remaining Life In Years, Outstanding, Balance	9 years 5 months 23 days
Aggregate Intrinsic Value, Balance | $	$ 0
Number of Options, Exercisable | shares	10,046
Weighted Average Exercise Price, Exercisable | $ / shares	$ 968.8
Average Remaining Life In Years, Exercisable	8 years 5 months 23 days
Aggregate Intrinsic Value, Exercisable | $	$ 0
Number of Options, Granted | shares	0
Weighted Average Exercise Price, Granted | $ / shares	$ 0
Average Remaining Life In Years, Granted	0 years
Aggregate Intrinsic Value, Granted | $	$ 0
Number of Options, Outstanding, Balance | shares	10,046
Weighted Average Exercise Price, Outstanding, Balance | $ / shares	$ 968.8
Average Remaining Life In Years, Outstanding, Balance	8 years 5 months 23 days